Document And Entity Information	6 Months Ended
Oct. 31, 2024
Document Information [Line Items]
Entity Registrant Name	Variant Alternative Income Fund
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001736510
Document Period End Date	Oct. 31, 2024